OFFICE AND MISCELLANEOUS (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES

	For the three months ended March 31,
	2026	2025
Advertising, marketing, and investor relations	$528,214	$223,984
Compliance fees	115,631	79,095
Business development	572,589	53,908
General freight	118,827	69,250
Subscription, membership & IT support	182,181	57,773
General office	368,666	220,509
	$1,886,108	$704,519